Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Information on Earnings (Loss) Per Share

	December 31, 2025		December 31, 2024		December 31, 2023
Net (loss) income available to common stockholders (basic)	Ps.	(2,839,571)	Ps.	334,422
Weighted average common shares (2)		115,022,874		109,203,573
Basic (losses) earnings per common share	Ps.	(24.69)	Ps.	3.06
Net (loss) income available to common stockholders (diluted)		(2,839,571)		334,830
Diluted weighted average common shares (2)		115,022,874		139,606,695
Diluted earnings per common share	Ps.	(24.69)	Ps.	2.40

	December 31, 2025		December 31, 2024		December 31, 2023
Net loss available to Class A shares	Ps.	—	Ps.	—	Ps.	(306,153)
Weighted average Class A shares (1)		—		—		12,000,000
Basic and diluted loss per Class A share	Ps.	—	Ps.	—	Ps.	(25.51)

(1) For the year ended on December 31, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.

(2) For the years ended December 31, 2025 and 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.